Acquisition and Development of Generation Facilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

See Note 6 to the audited financial statements contained in our prospectus filed with the SEC pursuant to Rule 424(b) of the Securities Act in May 2017 for a summary of the consideration paid and the allocation of the purchase price to the fair value amounts recognized for the assets acquired and liabilities assumed related to the Lamar and Forney Acquisition as of the acquisition date. During the three months ended September 30, 2016, the working capital adjustment included in the purchase price was finalized between the parties, and the purchase price allocation was completed.

The following table summarizes the consideration paid and the allocation of the purchase price to the fair value amounts recognized for the assets acquired and liabilities assumed related to the Lamar and Forney Acquisition as of the acquisition date. During the three months ended September 30, 2016, the working capital adjustment included in the purchase price was finalized between the parties, and the purchase price allocation was completed.

Cash paid to seller at close	$603
Net working capital adjustments	(4)

Consideration paid to seller	599
Cash paid to repay project financing at close	950

Total cash paid related to acquisition	$1,549

Cash and cash equivalents	$210
Property, plant and equipment — net	1,316
Commodity and other derivative contractual assets	47
Other assets	44

Total assets acquired	1,617

Commodity and other derivative contractual liabilities	53
Trade accounts payable and other liabilities	15

Total liabilities assumed	68

Identifiable net assets acquired	$1,549

Business Acquisition, Pro Forma Information

The following unaudited pro forma financial information for the nine months ended September 30, 2016 assumes that the Lamar and Forney Acquisition occurred on January 1, 2016. The unaudited pro forma financial information is provided for information purposes only and isnot necessarily indicative of the results of operations that would have occurred had the Lamar and Forney Acquisition been completed on January 1, 2016, nor is the unaudited pro forma financial information indicative of future results of operations.

Predecessor
Nine Months Ended September 30, 2016
Revenues	$4,116
Net loss	$(672)

The following unaudited pro forma financial information for the Predecessor periods indicated assumes that the Lamar and Forney Acquisition occurred on January 1, 2015. The unaudited pro forma financial information is provided for information purposes only and is not necessarily indicative of the results of operations that would have occurred had the Lamar and Forney Acquisition been completed on January 1, 2015, nor are they indicative of future results of operations.

	Predecessor
	Period from January 1, 2016 through October 2, 2016	December 31, 2015
Revenues	$4,116	$6,133
Net income (loss)	$22,835	$(4,671)